OPERATING LEASES - Charterhire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			$ 35,613
2020			35,709
2021			35,613
2022			32,590
2023			28,177
Thereafter			110,357
Total			$ 278,059
Operating Lease Liabilities, Payments Due [Abstract]
2019 (remaining six months)	$ 16,747
2020	33,698
2021	35,356
2022	28,096
2023	23,019
Thereafter	104,489
Total minimum lease payments	241,405
Less: Imputed interest	53,736
Present value of operating lease liabilities	$ 187,669	$ 198,462